Share-Based Payments - Additional Information (Detail) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($) yr shares $ / shares	Jun. 30, 2023 USD ($) yr shares $ / shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated share based compensation | $	$ 8,200	$ 5,300
Share based compensation by share based award term of stock options | yr	5.5	6.078
Two Thousand and Sixteen Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based number of shares authorized for issuance			337,225,866
Options exercisable after applying exchange ratio	11,324,547	6,646,879
Weighted average remaining contractual life of outstanding share options	9 years 3 months 7 days	7 years 25 days
Weighted average fair value per share of share options granted | $ / shares	$ 0.6042	$ 0.5334
Outstanding options	24,166,868	12,708,781	11,900,044	9,746,889
Share based compensation by share based award number of options excercised during the period	0	47,442
Two Thousand and Sixteen Plan [Member] | Share Appreciation Rights,Restricted Share Unit Awards And Other Awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award number of instrument granted in a share based payment arrangement	0	0
Two Thousand and Sixteen Plan [Member] | Restricted Share Awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average grant date fair value | $ / shares	$ 0.82
Allocated share based compensation | $	$ 1,900	$ 39
Weighted average remaining vesting term	6 months
Share based compensation by share based vesting period	2 years
Two Thousand and Sixteen Plan [Member] | Share Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award term of stock options | yr	10
Two Thousand and Sixteen Plan [Member] | Time Based Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award vesting period minimum	24 months
Share based compensation by share based award vesting period Maximum	48 months
Share based compensation by share based award initial vesting percentage one	25.00%
Share based compensation by share based award initial vesting percentage two	50.00%
Share based compensation by share based award remaining vesting period minimum	12 months
Share based compensation by share based award remaning vesting period maximum	36 months
Two Thousand and Twenty Three Incentive Award Plan [Member] | Class A ordinary Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issue under incentive plan	8,679,583